Form N-1A Supplement	Dec. 31, 2024
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
SIX CIRCLES FUNDS
Six Circles Multi-Strategy Fund
Supplement dated September 17, 2025
to the Prospectus dated May 1, 2025, as supplemented
(the “Prospectus”)
Effective immediately, the tenth paragraph of the “Risk/Return Summary — What are the Fund’s main investment strategies?” section of the Prospectus and the eighteenth paragraph of the “More About the Fund — SIX CIRCLES MULTI-STRATEGY FUND (THE “FUND”) — Principal Investment Strategies” section of the Prospectus, relating to CFM is hereby replaced with the following:
CFM — Cumulus Strategy
With respect to its allocated portion of the Fund, CFM will seek to achieve long-term capital appreciation through returns that aim to be uncorrelated with traditional asset classes. CFM will follow the quantitative CFM Cumulus trading program which includes futures multi-strategy, equity statistical arbitrage, and relative value components. The program may take long and short exposures through a variety of financial instruments including securities, foreign exchange, futures, forwards, swaps (including equity swaps) and other derivatives on bonds, shares, rates, currencies, commodities, credit and indices, as well as derivatives on all the foregoing. The trading of the program is generally conducted using electronic means based on a number of proprietary systematic trading models. The program employs a systematic investment process which seeks to generate, weigh and aggregate signals based on such components to build a diversified investment portfolio. The program includes an integrated risk management system which seeks to monitor the risk of the portfolio on an ongoing basis. The risk of the individual trading strategies is adjusted on the basis of volatility forecasts in order to target a stable portfolio risk over the medium-term. The program seeks to be diversified within the asset classes traded. The program is exposed to the financial markets on a global basis focusing on markets that provide sufficient liquidity and supporting infrastructure. Trading may be extended to new markets when liquidity and market infrastructure allow. The program is statistical and systematic in nature. The system is fed with historical price and econometric time series data. A range of systems are employed which can be both technical and market specific in nature. Trade execution is generally electronic in all asset classes and is based upon execution models that seek to take advantage of short-term market information.
INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE
PROSPECTUS FOR FUTURE REFERENCE
J.P. Morgan is committed to making our products and services accessible to meet the financial services needs of all our clients. If you are a person with a disability and need additional support accessing this material, please contact your J.P. Morgan team or email us at accessibility.support@jpmorgan.com for assistance.

Six Circles Multi-Strategy Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
SIX CIRCLES FUNDS
Six Circles Multi-Strategy Fund
Supplement dated September 17, 2025
to the Prospectus dated May 1, 2025, as supplemented
(the “Prospectus”)
Effective immediately, the tenth paragraph of the “Risk/Return Summary — What are the Fund’s main investment strategies?” section of the Prospectus and the eighteenth paragraph of the “More About the Fund — SIX CIRCLES MULTI-STRATEGY FUND (THE “FUND”) — Principal Investment Strategies” section of the Prospectus, relating to CFM is hereby replaced with the following:
CFM — Cumulus Strategy
With respect to its allocated portion of the Fund, CFM will seek to achieve long-term capital appreciation through returns that aim to be uncorrelated with traditional asset classes. CFM will follow the quantitative CFM Cumulus trading program which includes futures multi-strategy, equity statistical arbitrage, and relative value components. The program may take long and short exposures through a variety of financial instruments including securities, foreign exchange, futures, forwards, swaps (including equity swaps) and other derivatives on bonds, shares, rates, currencies, commodities, credit and indices, as well as derivatives on all the foregoing. The trading of the program is generally conducted using electronic means based on a number of proprietary systematic trading models. The program employs a systematic investment process which seeks to generate, weigh and aggregate signals based on such components to build a diversified investment portfolio. The program includes an integrated risk management system which seeks to monitor the risk of the portfolio on an ongoing basis. The risk of the individual trading strategies is adjusted on the basis of volatility forecasts in order to target a stable portfolio risk over the medium-term. The program seeks to be diversified within the asset classes traded. The program is exposed to the financial markets on a global basis focusing on markets that provide sufficient liquidity and supporting infrastructure. Trading may be extended to new markets when liquidity and market infrastructure allow. The program is statistical and systematic in nature. The system is fed with historical price and econometric time series data. A range of systems are employed which can be both technical and market specific in nature. Trade execution is generally electronic in all asset classes and is based upon execution models that seek to take advantage of short-term market information.
INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE
PROSPECTUS FOR FUTURE REFERENCE
J.P. Morgan is committed to making our products and services accessible to meet the financial services needs of all our clients. If you are a person with a disability and need additional support accessing this material, please contact your J.P. Morgan team or email us at accessibility.support@jpmorgan.com for assistance.